Financial risk management - Undiscounted Cash Flows of Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial risk management [Line Items]
Bank borrowings	$ 365,160	$ 71,690
Unsecured obligations	3,956,980	4,013,000
Subtotal	4,322,140	4,084,690
Hedging liabilities	73,870	83,660
Derivative financial instruments	5,820	1,670
Subtotal	79,690	85,330
Current and non-current lease liabilities	78,120	68,930
Trade accounts payable and other accounts payable	374,789	279,650
Total financial liabilities	4,854,740	4,518,600
Less than 1 year
Financial risk management [Line Items]
Bank borrowings	144,830	1,050
Unsecured obligations	405,170	108,060
Subtotal	550,000	109,110
Hedging liabilities	40,760	12,380
Derivative financial instruments	5,820	1,670
Subtotal	46,580	14,050
Current and non-current lease liabilities	13,940	8,880
Trade accounts payable and other accounts payable	374,790	279,650
Total financial liabilities	985,310	411,690
1 to 5 years
Financial risk management [Line Items]
Bank borrowings	220,330	70,640
Unsecured obligations	616,660	924,030
Subtotal	836,990	994,670
Hedging liabilities	20,430	31,580
Derivative financial instruments	0	0
Subtotal	20,430	31,580
Current and non-current lease liabilities	36,330	30,970
Trade accounts payable and other accounts payable	0	0
Total financial liabilities	893,750	1,057,220
Over 5 years
Financial risk management [Line Items]
Bank borrowings	0	0
Unsecured obligations	2,935,150	2,980,910
Subtotal	2,935,150	2,980,910
Hedging liabilities	12,680	39,700
Derivative financial instruments	0	0
Subtotal	12,680	39,700
Current and non-current lease liabilities	27,850	29,080
Trade accounts payable and other accounts payable	0	0
Total financial liabilities	2,975,680	3,049,690
Carrying amount
Financial risk management [Line Items]
Bank borrowings	330,800	70,080
Unsecured obligations	2,550,600	2,518,640
Subtotal	2,881,400	2,588,720
Hedging liabilities	62,530	85,250
Derivative financial instruments	5,820	1,670
Subtotal	68,350	86,920
Current and non-current lease liabilities	61,730	54,220
Trade accounts payable and other accounts payable	374,790	279,650
Total financial liabilities	$ 3,386,270	$ 3,009,510